Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Warrants [Abstract]
Schedule of warrants issued and outstanding
Security	Quantity	Strike Price
IPO & Placement Warrants	7,875,000	$11.50
Series A Warrants	3,187,500	$4.80
Series B Warrants	-	$5.00